Retirement Benefits	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Retirement Benefits
17 - RETIREMENT BENEFITS
Retirement benefits are provided through a number of funded and unfunded defined benefit plans and defined contribution plans, the most significant of which are in the Netherlands, UK and USA. Benefits comprise principally pensions; retirement healthcare and life insurance are also provided in certain countries.

Retirement benefit expense	$ million
	2019	2018	2017
Defined benefit plans:
Current service cost, net of plan participants’ contributions	1,188	1,494	1,500
Interest expense on obligations	2,364	2,282	2,309
Interest income on plan assets	(2,253)	(2,087)	(2,019)
Other	26	(221)	(404)
Total	1,325	1,468	1,386
Defined contribution plans	428	410	429
Total retirement benefit expense	1,753	1,878	1,815

Retirement benefit expense is presented principally within production and manufacturing expenses and selling, distribution and administrative expenses in the Consolidated Statement of Income. Interest income on plan assets is calculated using the same rate as that applied to the related defined benefit obligations for each plan to determine interest expense.

Remeasurements	$ million
	2019	2018	2017
Actuarial gains/(losses) on obligations:
Due to changes in financial assumptions [A]	(11,711)	8,186	(4,495)
Due to experience adjustments [B]	232	(268)	37
Due to changes in demographic assumptions [C]	(75)	(459)	933
Total	(11,554)	7,459	(3,525)
Return on plan assets in excess/(shortage) of interest income	8,460	(2,312)	4,942
Other movements	(12)	66	50
Total remeasurements	(3,106)	5,213	1,467

[A] Primarily relates to changes in the discount rate assumptions.
[B] Experience adjustments arise from differences between the actuarial assumptions made in respect of the year and actual outcomes.
[C] Primarily relates to updates in mortality assumptions.

Defined benefit plans	$ million
	December 31, 2019	December 31, 2018
Obligations	(103,545)	(91,856)
Plan assets	94,826	85,803
Net liability	(8,719)	(6,053)
Retirement benefits in the Consolidated Balance Sheet:
Non-current assets	4,717	6,051
Non-current liabilities	(13,017)	(11,653)
Current liabilities	(419)	(451)
Total	(8,719)	(6,053)

Defined benefit plan obligations	$ million, except where indicated
	2019	2018
At January 1	91,856	104,285
Current service cost	1,186	1,491
Interest expense	2,364	2,282
Actuarial losses/(gains)	11,554	(7,459)
Benefit payments	(3,961)	(4,435)
Other movements	194	(360)
Currency translation differences	352	(3,948)
At December 31	103,545	91,856
Comprising:
Funded pension plans	93,727	83,276
Weighted average duration	17 Years	17 Years
Unfunded pension plans	4,793	4,359
Weighted average duration	13 Years	13 Years
Other unfunded plans	5,025	4,221
Weighted average duration	14 Years	12 Years

Defined benefit plan assets	$ million, except where indicated
	2019	2018
At January 1	85,803	93,243
Return on plan assets in excess/(shortage) of interest income	8,460	(2,312)
Interest income	2,253	2,087
Employer contributions	1,462	763
Plan participants’ contributions	42	47
Benefit payments	(3,741)	(4,123)
Other movements	160	(102)
Currency translation differences	387	(3,800)
At December 31	94,826	85,803
Comprising:
Quoted in active markets:
Equities	26%	24%
Debt securities	51%	53%
Real estate	1%	1%
Other	0%	1%
Other:
Equities	8%	8%
Debt securities	4%	3%
Real estate	6%	6%
Investment funds	3%	3%
Cash	1%	1%

Long-term investment strategies of plans are generally determined by the relevant pension plan trustees using a structured asset/liability modelling approach to define the asset mix that best meets the objectives of optimising returns within agreed risk levels while maintaining adequate funding levels.

Employer contributions to defined benefit pension plans are based on actuarial valuations in accordance with local regulations and are estimated to be $0.7 billion in 2020.

Significant funding requirements:

•
Additional contributions to the Netherlands defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more. At the most recent (2019) funding valuation the local funding percentage was above this level;

•
There are no set minimum statutory funding requirements for the UK plans. Under an agreement with the trustee of the main UK defined benefit plan, Shell will provide additional contributions if the funding position falls below a certain level, although this is currently not anticipated; and

•
Under the Pension Protection Act, US pension plans are subject to minimum required contribution levels based on the funding position. No contributions are required based on the most recent funding valuation.

The principal assumptions applied in determining the present value of defined benefit obligations and their bases were as follows:

•	rates of increase in pensionable remuneration, pensions in payment and healthcare costs: historical experience and management’s long-term expectation;

•	discount rates: prevailing long-term AA corporate bond yields, chosen to match the currency and duration of the relevant obligation; and

•	mortality rates: published standard mortality tables for the individual countries concerned adjusted for Shell experience where statistically significant.
The weighted averages for those assumptions and related sensitivity information at December 31 are presented below. Sensitivity information indicates by how much the defined benefit obligations would increase or decrease if a given assumption were to increase or decrease with no change in other assumptions.

			$ million, except where indicated
			Effect of using alternative assumptions
	Assumptions used		Increase/(decrease) in defined benefit obligations
	2019	2018	Range of assumptions	2019			2018
Rate of increase in pensionable remuneration	4.1%	4.1%	-1% to +1%	(1,975)	to	2,266	(1,576)	to	1,819
Rate of increase in pensions in payment	1.6%	1.8%	-1% to +1%	(9,541)	to	11,757	(8,304)	to	10,104
Rate of increase in healthcare costs	6.1%	6.3%	-1% to +1%	(546)	to	675	(410)	to	496
Discount rate for pension plans	2.1%	2.9%	-1% to +1%	18,431	to	(14,155)	15,606	to	(12,078)
Discount rate for healthcare plans	3.2%	4.2%	-1% to +1%	704	to	(558)	536	to	(436)
Expected age at death for persons aged 60:
Men	87 years	87 years	-1 year to +1 year	(1,717)	to	1,782	(1,538)	to	1,583
Women	89 years	89 years	-1 year to +1 year	(1,631)	to	1,694	(1,436)	to	1,476